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February 5, 1997

VIA ELECTRONIC FILING

Securities and Exchange Commission
450 5th Street NW
Washington, DC  20549

Re: SAFECO Common Stock Trust ("Registrant")
    1933 Act File No. 33-36700
    1940 Act File No. 811-6167

Dear Sir or Madam:

Pursuant to paragraph (j) of Rule 497 of Regulation C, under the Securities
Act of 1933, as amended, in lieu of filing under paragraph (c) of Rule 497, I certify that (i) the form of No-Load Class and Advisor Class A and B Prospectuses and No-Load Class and Advisor Class A and B Statements of Additional Information dated January 31, 1997 for the above-captioned registrant that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement and (ii) the text of the most recent registration statement was filed electronically on January 31, 1997.

Sincerely,



Mark A. Chapleau
Counsel